Exhibit 99.1

World Omni Auto Receivables Trust 2020-C
Monthly Servicer Certificate
November 30, 2022

Dates Covered
Collections Period	11/01/22 - 11/30/22
Interest Accrual Period	11/15/22 - 12/14/22
30/360 Days	30
Actual/360 Days	30
Distribution Date	12/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/22	446,415,949.30	27,395
Yield Supplement Overcollateralization Amount 10/31/22	11,712,091.47	0
Receivables Balance 10/31/22	458,128,040.77	27,395
Principal Payments	18,779,150.22	451
Defaulted Receivables	283,215.02	16
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/22	10,955,157.23	0
Pool Balance at 11/30/22	428,110,518.30	26,928

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.30%
Prepayment ABS Speed	1.15%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	4,559,568.45	209
Past Due 61-90 days	1,309,844.50	65
Past Due 91-120 days	199,457.44	10
Past Due 121+ days	0.00	0
Total	6,068,870.39	284

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.38%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	222,054.40
Aggregate Net Losses/(Gains) - November 2022	61,160.62
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.16%
Prior Net Losses/(Gains) Ratio	0.42%
Second Prior Net Losses/(Gains) Ratio	0.06%
Third Prior Net Losses/(Gains) Ratio	0.23%
Four Month Average	0.22%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.27%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	3.92%
Weighted Average Contract Rate, Yield Adjusted	5.68%
Weighted Average Remaining Term	37.96

Flow of Funds	$ Amount
Collections	20,471,587.27
Investment Earnings on Cash Accounts	45,907.99
Servicing Fee	(381,773.37)
Transfer to Collection Account	-
Available Funds	20,135,721.89

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	164,702.59
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	11,981,373.36
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	1,616,312.55

Total Distributions of Available Funds	20,135,721.89

Servicing Fee	381,773.37
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 11/15/22	440,091,891.66
Principal Paid	18,305,431.00
Note Balance @ 12/15/22	421,786,460.66

Class A-1
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-2
Note Balance @ 11/15/22	0.00
Principal Paid	0.00
Note Balance @ 12/15/22	0.00
Note Factor @ 12/15/22	0.0000000%

Class A-3
Note Balance @ 11/15/22	278,801,891.66
Principal Paid	18,305,431.00
Note Balance @ 12/15/22	260,496,460.66
Note Factor @ 12/15/22	62.5126492%

Class A-4
Note Balance @ 11/15/22	104,620,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	104,620,000.00
Note Factor @ 12/15/22	100.0000000%

Class B
Note Balance @ 11/15/22	37,770,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	37,770,000.00
Note Factor @ 12/15/22	100.0000000%

Class C
Note Balance @ 11/15/22	18,900,000.00
Principal Paid	0.00
Note Balance @ 12/15/22	18,900,000.00
Note Factor @ 12/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	213,978.34
Total Principal Paid	18,305,431.00
Total Paid	18,519,409.34

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	111,520.76
Principal Paid	18,305,431.00
Total Paid to A-3 Holders	18,416,951.76

Class A-4
Coupon	0.61000%
Interest Paid	53,181.83
Principal Paid	0.00
Total Paid to A-4 Holders	53,181.83

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1704002
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.5774054
Total Distribution Amount	14.7478056

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2676220
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.9284658
Total A-3 Distribution Amount	44.1960878

A-4 Interest Distribution Amount	0.5083333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5083333

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	654.53
Noteholders' Principal Distributable Amount	345.47

Account Balances	$ Amount
Reserve Account
Balance as of 11/15/22	12,588,844.52
Investment Earnings	36,869.04
Investment Earnings Paid	(36,869.04)
Deposit/(Withdrawal)	-
Balance as of 12/15/22	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,162,057.83	$2,960,597.05	$2,048,867.58
Number of Extensions	104	131	95
Ratio of extensions to Beginning of Period Receivables Balance	0.47%	0.62%	0.41%